INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Loss before income taxes	$ (5,268,758)	$ (5,185,099)
Australia [Member]
Operating Loss Carryforwards [Line Items]
Loss before income taxes	(4,548,044)	(4,158,066)
United States [Member]
Operating Loss Carryforwards [Line Items]
Loss before income taxes	$ (720,714)	$ (1,027,033)